Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(7,746)	(13,944)
Customer relationships, net	54,227	48,029

Schedule of estimated amortization expenses for each of five succeeding fiscal years

Years ended
December 31,
RMB
2020	6,197
2021	6,197
2022	6,197
2023	6,197
2024	6,197
2025 and after	17,044
Total	48,029